UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Victoria 1522 Investments, LP
Address: 244 California Street
         Suite 610
         San Francisco, CA  94111

13F File Number:  028-14891

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Salvador "Gaizka" Ibanez de Opacua
Title:     Chief Operating Officer
Phone:     415-228-3233

Signature, Place, and Date of Signing:

 /s/ Salvador "Gaizka" Ibanez de Opacua  San Francisco, CA    May 14, 2013

Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number          Name

028-01190                     Frank Russell Company

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    18

Form 13F Information Table Value Total:    $51,814 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICA MOVIL SAB DE CV        SPON ADR A SHS   02364W204     3955   188700 SH       SOLE                    27700        0   161000
ANGLOGOLD ASHANTI LTD          SPONSORED ADR    035128206     4337   184200 SH       SOLE                    20400        0   163800
CHINA MOBILE LIMITED           SPONSORED ADR    16941M109     2039   222582 SH       SOLE                     6450        0   216132
COMPANHIA BRASILEIRA DE DIST   SPN ADR PFD CL A 20440T201     2039    86960 SH       SOLE                     9360        0    77600
COMPANHIA DE BEBIDAS DAS AME   SPON ADR PFD     20441W203     3648    86200 SH       SOLE                    10000        0    76200
COPA HOLDINGS SA               CL A             P31076105     1058     8850 SH       SOLE                     3800        0     5050
CREDICORP LTD                  COM              G2519Y108     1849    11140 SH       SOLE                     1980        0     9160
FOMENTO ECONOMICO MEXICANO S   SPON ADR UNITS   344419106     9291    81860 SH       SOLE                    10420        0    71440
HDFC BANK LTD                  ADR REPS 3 SHS   40415F101     6318   168860 SH       SOLE                    21760        0   147100
ICICI BK LTD                   ADR              45104G104      763    17800 SH       SOLE                        0        0    17800
INFOSYS LTD                    SPONSORED ADR    456788108     4253    78900 SH       SOLE                    17800        0    61100
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654V408     3375   203700 SH       SOLE                    28400        0   175300
SASOL LTD                      SPONSORED ADR    803866300     2810    63380 SH       SOLE                     5370        0    58010
TAIWAN SEMICONDUCTOR MFG LTD   SPONSORED ADR    874039100     3155   183540 SH       SOLE                     5180        0   178360
TELECOM ARGENTINA S A          SPON ADR REP B   879273209      927    63900 SH       SOLE                    27500        0    36400
ULTRAPAR PARTICIPACOES S A     SP ADR REP COM   90400P101     1482    58400 SH       SOLE                    11700        0    46700
VALE S A                       ADR              91912E105      239    13880 SH       SOLE                     4600        0     9280
VALE S A                       ADR REPSTG PFD   91912E204      276    16700 SH       SOLE                        0        0    16700